Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income taxes [Line Items]
Current taxes	$ 27,526	$ 24,494	$ 25,785
Deferred taxes	(1,807)	(9,063)	(8,255)
Income tax expense	25,719	15,431	17,530
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	27,526	24,494	25,785
Deferred taxes	$ (1,807)	$ (9,063)	$ (8,255)